Long-Term Debt (iHeart Comm) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Total senior notes	$ 20,326,018	$ 20,484,213
6.875% Senior Notes Due 2018 [Member]
Debt Instrument [Line Items]
Total senior notes	730,000	0
Debt Instrument Interest Rate Stated Percentage	10.00%
iHeartCommunications Legacy Notes [Member]
Debt Instrument [Line Items]
Total senior notes	667,900	1,436,455
iHeartCommunications Legacy Notes [Member] | 5.5% Senior Notes Due 2014 [Member]
Debt Instrument [Line Items]
Total senior notes	0	461,455
Debt Instrument Interest Rate Stated Percentage	5.50%
iHeartCommunications Legacy Notes [Member] | 4.9% Senior Notes Due 2015 [Member]
Debt Instrument [Line Items]
Total senior notes	0	250,000
Debt Instrument Interest Rate Stated Percentage	4.90%
iHeartCommunications Legacy Notes [Member] | 5.5% Senior Notes Due 2016 [Member]
Debt Instrument [Line Items]
Total senior notes	192,900	250,000
Debt Instrument Interest Rate Stated Percentage	5.50%
iHeartCommunications Legacy Notes [Member] | 6.875% Senior Notes Due 2018 [Member]
Debt Instrument [Line Items]
Total senior notes	175,000	175,000
Debt Instrument Interest Rate Stated Percentage	6.875%
iHeartCommunications Legacy Notes [Member] | 7.25% Senior Notes Due 2027 [Member]
Debt Instrument [Line Items]
Total senior notes	$ 300,000	$ 300,000
Debt Instrument Interest Rate Stated Percentage	7.25%